Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 4.  Fair Value Measurements
The accounting standard for fair value measurements provides a framework for measuring fair value and expands disclosures about fair value measurements. The framework requires the valuation of financial instruments using a three-tiered approach. The statement requires fair value measurement to be classified and disclosed in one of the following categories:

Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets and liabilities;

Level 2:  Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

As of June 30, 2020 and December 31, 2019, we did not have any financial instruments with significant Level 3 inputs and we did not have any financial instruments that are measured at fair value on a recurring basis.

As of June 30, 2020 and December 31, 2019, the carrying value of the Company’s Public Preferred Stock, par value $.01 per share, was approximately $141.1 million and $139.2 million, respectively, and the estimated fair market value was $68.5 million and $60.5 million, respectively, based on quoted market prices.

For certain of our non-derivative financial instruments, including receivables, accounts payable and other accrued liabilities, the carrying amount approximates fair value due to the short-term maturities of these instruments.  The estimated fair value of the Credit Agreement (as defined below) and long-term debt is based primarily on borrowing rates currently available to the Company for similar debt issues. The fair value approximates the carrying value of long-term debt.

Note 4. Fair Value Measurements

The accounting standard for fair value measurements provides a framework for measuring fair value and expands disclosures about fair value measurements. The framework requires the valuation of investments using a three-tiered approach. The statement requires fair value measurement to be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets and liabilities;

Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

As of December 31, 2019 and 2018, we did not have any financial instruments with significant Level 3 inputs and we did not have any financial instruments that are measured at fair value on a recurring basis.

As of December 31, 2019 and 2018, the carrying value of the Company’s 12% Cumulative Exchangeable Redeemable Preferred Stock, par value $.01 per share (the “Public Preferred Stock”) was $139.2 million and $135.4 million, respectively, and the estimated fair market value was $60.5 million and $41.4 million, respectively, based on quoted market prices.

For certain of our non-derivative financial instruments, including receivables, accounts payable and other accrued liabilities, the carrying amount approximates fair value due to the short-term maturities of these instruments.  The estimated fair value of the Credit Agreement (as defined below) and long-term debt is based primarily on borrowing rates currently available to the Company for similar debt issues. The fair value approximates the carrying value of long-term debt.